Income Taxes - Schedule of Deferred Tax Asset (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Components of Deferred Tax Assets [Abstract]
Net operating loss carry forward	$ 2,492,309	$ 2,059,621
Intangible assets	4,907	25,712
Stock-Based Compensation	176,387	175,167
Foreign Tax Credit	30,000	30,000
Valuation allowance	(2,703,603)	(2,290,500)
Balance, end of year